SHARE CAPITAL - Common Shares Issued and Outstanding (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Number of shares issued [abstract]
Balance, beginning of year (in shares)	948,524,667,000
Balance, end of year (in shares)	949,341,830,000		948,524,667,000
Equity
Balance, beginning of year	$ 4,447.3	[1]	$ 4,580.0
Issued on vesting of restricted share units	0.0		0.0
Dividend reinvestment plan	0.4		0.3
Total reserve balance, end of year	$ 4,024.0		$ 4,447.3	[1]
Number of shares outstanding (in shares)	949,341,830,000		948,524,667,000
Share capital
Number of shares issued [abstract]
Balance, beginning of year (in shares)	948,525,000		947,798,000
Dividend reinvestment plan (in shares)	130,000		136,000
Balance, end of year (in shares)	949,342,000		948,525,000
Equity
Balance, beginning of year	$ 7,633.7		$ 7,630.5
Issued on vesting of restricted share units	2.3		2.9
Dividend reinvestment plan	0.4		0.3
Total reserve balance, end of year	7,636.4		7,633.7
Restricted Share Units (RSU)
Equity
Issued on vesting of restricted share units	$ 2.3		$ 2.9
Restricted Share Units (RSU) | Share capital
Number of shares issued [abstract]
Issued on vesting of restricted share units (in shares)	687,000		591,000
Equity
Issued on vesting of restricted share units	$ 2.3		$ 2.9
Dividend Reinvestment Plan
Equity
Number of shares issued under dividend reinvestment program	11,825,042

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.